Annual Notice of Securities Sold Pursuant to Rule  24F-2

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                 FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1.     Name and address of issuer:

	        Pruco Life Flexible Premium Variable Annuity Account Pruco Life Insurance Company of New Jersey
	        213 Washington Street
	        Newark, NJ 07102-2992

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of
	      securities of the issurer, check the box but do not list series or classes):
         (N/A)
3.     Investment Company Act File Number:
	        811-3971
       Securities Act File Number:
	        33-18117
4(a).  Last Day of fiscal year for which this Form is filed:
	        December 31, 1997

4(b).  Check box if this Form is being filed late (i.e. more than 90 calendar
	      days after the end of the issuer's fiscal year).(See Instructions A.2)
         (     )

       Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).  Check box if this is the last time the issuer will be filing this Form.
         (      )


5.     Calculation of registration fee:
           	(i) 	  Aggregate sale price of securities sold during the
                   fiscal year pursuant to section  24(f):
						                                                		$97,506,000
            (ii)   Aggregate price of securities redeemed or repurchased
                   during the fiscal  year:
								                                                $2,376,000
           	(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
                   October 11, 1995 that were not previously used to
                   reduce registration fees payable to the Commission:

                                                        $0
            (iv)   Total available redemption credits (add Items 	5(ii)
                   and 5(iii):



                                                        =$2,376,000
	           (v)    Net sales-if Item 5(i) is greater than Item 5(iv)
                  	(subtract Item 5(iv) from Item 5(i)):


                                                         $95,130,000
            (vi) Redemption credits available for use in future years -if Item 5(i) is less than Item 5(iv) (subtract
                   Item 5(iv) from Item 5(i)):



                                                         $(______________)
           	(vii)  Multiplier for determining registration fee (See
                   instructions C.9):


                                                         X .00030303
	          	(viii) Registration fee due (multiply Item 5(v) by Item
                   5(vii)) (enter "0" if no	fee is due ):

                                                         =$28,827.27
6.   Prepaid Shares
     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_______0_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________0_____________.


7. Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See instruction D):

                                                               +$ 0

8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7):



                                                              =$28,827.27
9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:    March 25, 1998


     Method of Delivery:

     (  X  )    Wire Transfer

     (    )     Mail or other means
                                  SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

BY: /S/ Linda Dougherty        WITNESSS: /S/ Mike Ostronic
Vice President of Accounting   Director of Accounting


Date____________________

*Please print the name and title of the signing officer below the signature.